Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 12.4%
American Express Credit Account Master Trust
Class A, Series 2022-3,
3.75%, 08/15/2027	$ 3,200,000	$ 3,148,254
Apidos CLO XLI Ltd.
Class B1, Series 2022-41A,
3-Month Term SOFR + 3.00%, 6.62% (A), 10/20/2034 (B)	1,000,000	999,412
Apidos CLO XVIII
Series 2018-18A, Class A2,
3-Month LIBOR + 1.40%, 6.22% (A), 10/22/2030 (B)	3,000,000	2,945,010
Atrium XIII
Series 13A, Class A1,
3-Month LIBOR + 1.18%, 6.00% (A), 11/21/2030 (B)	3,000,000	2,984,277
Bain Capital Credit CLO Ltd.
Series 2017-1A, Class A1R,
3-Month LIBOR + 0.97%, 5.78% (A), 07/20/2030 (B)	2,722,883	2,702,456
Barings CLO Ltd.
Class A, Series 2022-2A,
3-Month Term SOFR + 1.80%, 6.46% (A), 07/15/2035 (B)	5,050,000	4,982,386
Benefit Street Partners CLO IV Ltd.
Series 2014-IVA, Class ARRR,
3-Month LIBOR + 1.18%, 5.99% (A), 01/20/2032 (B)	4,250,000	4,212,098
Benefit Street Partners CLO XX Ltd.
Series 2020-20A, Class BR,
3-Month LIBOR + 1.70%, 6.49% (A), 07/15/2034 (B)	3,950,000	3,826,495
Capital Four US CLO II Ltd.
Class B, Series 2022-1A,
3-Month Term SOFR + 3.10%, 6.77% (A), 10/20/2030 (B)	1,500,000	1,476,023
Capital One Multi-Asset Execution Trust
Series 2021-A2, Class A2,
1.39%, 07/15/2030	3,000,000	2,592,799
Capital One Prime Auto Receivables Trust
Series 2019-2, Class A4,
1.96%, 02/18/2025	1,000,000	992,403
CarMax Auto Owner Trust
Series 2023-1, ClassA3,
4.75%, 10/15/2027	200,000	199,940
Chase Issuance Trust
Series 2022-A1, Class A,
3.97%, 09/15/2027	3,000,000	2,966,823
Citibank Credit Card Issuance Trust
Series 2018-A7, Class A7,
3.96%, 10/13/2030	1,000,000	986,305

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Columbia Cent CLO 31 Ltd.
Series 2021-31A, Class B,
3-Month LIBOR + 1.55%, 6.36% (A), 04/20/2034 (B)	$ 10,000,000	$ 9,539,280
GM Financial Consumer Automobile Receivables Trust
Series 2019-4, Class A4,
1.76%, 01/16/2025	5,000,000	4,946,539
Series 2023-1, Class A2A,
5.19%, 03/16/2026	250,000	250,319
Honda Auto Receivables Owner Trust
Class A4, Series 2022-2,
3.76%, 12/18/2028	400,000	393,504
Invesco CLO Ltd.
Series 2022-3A, Class B,
3-Month Term SOFR + 2.75%, 6.61% (A), 10/22/2035 (B)	1,000,000	996,481
LCM XXIV Ltd.
Series 24A, Class AR,
3-Month LIBOR + 0.98%, 5.79% (A), 03/20/2030 (B)	949,412	940,100
Logan CLO II Ltd.
Series 2021-2A, Class B,
3-Month LIBOR + 1.70%, 6.51% (A), 01/20/2035 (B)	2,500,000	2,438,692
Mercedes-Benz Auto Receivables Trust
Series 2019-1, Class A4,
2.04%, 01/15/2026	2,333,874	2,311,153
Series 2023-1, ClassA3,
4.51%, 11/15/2027	500,000	499,124
Octagon Investment Partners 44 Ltd.
Series 2019-1A, Class BR,
3-Month LIBOR + 1.70%, 6.49% (A), 10/15/2034 (B)	3,000,000	2,913,099
Silver Rock CLO II Ltd.
Series 2021-2A, Class B1,
3-Month LIBOR + 1.90%, 6.71% (A), 01/20/2035 (B)	2,298,000	2,201,994
Sixth Street CLO XX Ltd.
Series 2021-20A, Class B,
3-Month LIBOR + 1.65%, 6.46% (A), 10/20/2034 (B)	1,000,000	978,280
Symphony CLO 36 Ltd.
Class A1, series 2022-36A,
3-Month Term SOFR + 2.05%, 6.71% (A), 10/24/2035 (B)	4,700,000	4,686,229
TCW CLO AMR Ltd.
Series 2019-1A, Class BR,
3-Month LIBOR + 1.75%, 6.39% (A), 08/16/2034 (B)	7,900,000	7,559,447
TICP CLO XII Ltd.
Series 2018-12A, Class BR,
3-Month LIBOR + 1.65%, 6.44% (A), 07/15/2034 (B)	6,650,000	6,473,230

Transamerica Funds	Page 1

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Toyota Lease Owner Trust
Series 2022-A, Class A3,
1.96%, 02/20/2025 (B)	$ 3,500,000	$ 3,387,728
Voya CLO Ltd.
Series 2018-3A, Class A2,
3-Month LIBOR + 1.40%, 6.19% (A), 10/15/2031 (B)	5,200,000	5,083,203

Total Asset-Backed Securities (Cost $91,939,193)		90,613,083

CORPORATE DEBT SECURITIES - 20.1%
Aerospace & Defense - 0.1%
Boeing Co.
5.15%, 05/01/2030	375,000	377,136
Moog, Inc.
4.25%, 12/15/2027 (B)	172,000	159,871
Rolls-Royce PLC
5.75%, 10/15/2027 (B)	213,000	207,021
Spirit AeroSystems, Inc.
7.50%, 04/15/2025 (B)	227,000	227,781

		971,809

Air Freight & Logistics - 0.1%
Cargo Aircraft Management, Inc.
4.75%, 02/01/2028 (B)	244,000	220,778
United Parcel Service, Inc.
3.90%, 04/01/2025	168,000	166,308

		387,086

Airlines - 0.2%
Air Canada
3.88%, 08/15/2026 (B)	185,000	171,113
American Airlines, Inc.
11.75%, 07/15/2025 (B)	460,000	512,163
British Airways Pass-Through Trust
2.90%, 09/15/2036 (B)	107,258	88,059
United Airlines, Inc.
4.63%, 04/15/2029 (B)	370,000	337,688

		1,109,023

Automobiles - 0.1%
Ford Motor Co.
4.75%, 01/15/2043	272,000	212,400
Toyota Motor Credit Corp.
5.45%, 11/10/2027	275,000	286,423

		498,823

Banks - 4.7%
Australia & New Zealand Banking Group Ltd.
Fixed until 06/15/2026 (C), 6.75% (A) (B)	563,000	567,786
Banco Santander SA
2.71%, 06/27/2024	400,000	387,460
Bank Hapoalim BM
Fixed until 10/21/2026, 3.26% (A), 01/21/2032 (D)	220,000	193,727
Bank of America Corp.
Fixed until 10/22/2024, 2.46% (A), 10/22/2025	652,000	623,080
Fixed until 04/02/2025, 3.38% (A), 04/02/2026	71,000	68,647
Fixed until 03/08/2032, 3.85% (A), 03/08/2037	44,000	38,244
Fixed until 04/27/2032, 4.57% (A), 04/27/2033	635,000	611,987
Bank of Montreal
1.50%, 01/10/2025	415,000	389,665

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of Nova Scotia
Fixed until 02/04/2032, 4.59% (A), 05/04/2037	$ 149,000	$ 134,083
Fixed until 06/04/2025 (C), 4.90% (A)	2,187,000	2,123,927
BankUnited, Inc.
4.88%, 11/17/2025	223,000	220,993
5.13%, 06/11/2030	2,011,000	1,947,214
Barclays PLC
Fixed until 12/15/2025 (C), 6.13% (A)	2,500,000	2,387,475
BNP Paribas SA
Fixed until 04/19/2031, 2.87% (A), 04/19/2032 (B)	200,000	167,060
Fixed until 08/16/2029 (C), 7.75% (A) (B)	3,125,000	3,234,375
Citigroup, Inc.
4.45%, 09/29/2027	275,000	269,366
Fixed until 05/24/2032, 4.91% (A), 05/24/2033	800,000	787,925
Credit Agricole SA
Fixed until 01/26/2026, 1.25% (A), 01/26/2027 (B)	250,000	223,280
Danske Bank AS
Fixed until 09/10/2024, 0.98% (A), 09/10/2025 (B)	565,000	520,230
Fixed until 12/20/2024, 3.24% (A), 12/20/2025 (B)	593,000	563,666
Fixed until 06/26/2025 (C), 7.00% (A) (D)	500,000	485,030
First Horizon Bank
5.75%, 05/01/2030	250,000	252,618
HSBC Holdings PLC
Fixed until 11/22/2026, 2.25% (A), 11/22/2027	450,000	403,346
ING Groep NV
Fixed until 07/01/2025, 1.40% (A), 07/01/2026 (B)	200,000	182,091
Fixed until 11/16/2026 (C), 5.75% (A)	2,050,000	1,939,772
JPMorgan Chase & Co.
Fixed until 11/08/2031, 2.55% (A), 11/08/2032	693,000	573,423
Fixed until 04/26/2025, 4.08% (A), 04/26/2026	215,000	211,090
Fixed until 09/14/2032, 5.72% (A), 09/14/2033	250,000	257,204
Mitsubishi UFJ Financial Group, Inc.
2.19%, 02/25/2025	467,000	441,525
Mizuho Financial Group, Inc.
Fixed until 09/13/2024, 2.56% (A), 09/13/2025	655,000	623,966
National Australia Bank Ltd.
6.43%, 01/12/2033 (B)	329,000	341,126
National Bank of Canada
Fixed until 11/15/2023, 0.55% (A), 11/15/2024	392,000	377,738
NatWest Group PLC
Fixed until 03/22/2024, 4.27% (A), 03/22/2025	450,000	444,084
Fixed until 06/28/2031 (C), 4.60% (A)	562,000	430,633
Fixed until 12/29/2025 (C), 6.00% (A)	1,875,000	1,790,625
NatWest Markets PLC
3.48%, 03/22/2025 (B)	333,000	321,319

Transamerica Funds	Page 2

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Signature Bank
Fixed until 10/15/2025, 4.00% (A), 10/15/2030	$ 929,000	$ 844,879
Societe Generale SA
Fixed until 11/18/2030 (C), 5.38% (A) (B) (E)	1,765,000	1,517,766
Fixed until 11/22/2027 (C), 9.38% (A) (B)	290,000	311,388
Standard Chartered PLC
Fixed until 08/15/2027 (C), 7.75% (A) (B)	2,000,000	2,050,000
Sumitomo Mitsui Trust Bank Ltd.
0.85%, 03/25/2024 (B)	399,000	379,894
SVB Financial Group
Fixed until 02/15/2031 (C), 4.10% (A)	1,378,000	1,019,582
Fixed until 04/29/2027, 4.35% (A), 04/29/2028	340,000	326,585
Texas Capital Bancshares, Inc.
Fixed until 05/06/2026, 4.00% (A), 05/06/2031	500,000	454,673
Toronto-Dominion Bank
5.16%, 01/10/2028	479,000	488,076
UniCredit SpA
Fixed until 06/03/2024 (C), 8.00% (A) (D)	2,000,000	1,972,500
Wells Fargo & Co.
4.30%, 07/22/2027	400,000	394,438

		34,295,561

Beverages - 0.1%
Constellation Brands, Inc.
4.35%, 05/09/2027	43,000	42,440
5.00%, 02/02/2026	31,000	31,019
PepsiCo, Inc.
2.25%, 03/19/2025	257,000	246,150

		319,609

Biotechnology - 0.1%
AbbVie, Inc.
3.20%, 11/21/2029	500,000	463,319
Grifols Escrow Issuer SA
4.75%, 10/15/2028 (B)	351,000	305,237

		768,556

Building Products - 0.1%
LBM Acquisition LLC
6.25%, 01/15/2029 (B)	325,000	244,420
Park River Holdings, Inc.
6.75%, 08/01/2029 (B)	247,000	175,370
Standard Industries, Inc.
3.38%, 01/15/2031 (B)	295,000	234,324

		654,114

Capital Markets - 0.7%
Aretec Escrow Issuer, Inc.
7.50%, 04/01/2029 (B)	265,000	232,758
Charles Schwab Corp.
2.45%, 03/03/2027	58,000	53,884
3.85%, 05/21/2025	658,000	646,829
Credit Suisse Group AG
Fixed until 02/11/2027 (C), 5.25% (A) (B)	1,667,000	1,250,250
Deutsche Bank AG
Fixed until 01/18/2028, 6.72% (A), 01/18/2029	435,000	457,026
Goldman Sachs Group, Inc.
Fixed until 09/10/2026, 1.54% (A), 09/10/2027	450,000	397,038

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Goldman Sachs Group, Inc. (continued)
Fixed until 07/21/2031, 2.38% (A), 07/21/2032	$ 475,000	$ 386,678
ION Trading Technologies SARL
5.75%, 05/15/2028 (B)	450,000	385,313
LPL Holdings, Inc.
4.00%, 03/15/2029 (B)	209,000	186,470
Morgan Stanley
Fixed until 10/21/2024, 1.16% (A), 10/21/2025	125,000	116,441
Fixed until 07/20/2026, 1.51% (A), 07/20/2027	60,000	53,464
Fixed until 04/01/2030, 3.62% (A), 04/01/2031	425,000	390,077
Fixed until 04/20/2032, 5.30% (A), 04/20/2037	49,000	47,402
NFP Corp.
4.88%, 08/15/2028 (B)	69,000	60,218
UBS Group AG
Fixed until 05/12/2027, 4.75% (A), 05/12/2028 (B)	275,000	269,927

		4,933,775

Chemicals - 0.2%
Albemarle Corp.
4.65%, 06/01/2027	150,000	148,679
Consolidated Energy Finance SA
5.63%, 10/15/2028 (B)	362,000	314,940
Ecolab, Inc.
5.25%, 01/15/2028	250,000	259,299
Minerals Technologies, Inc.
5.00%, 07/01/2028 (B)	188,000	171,926
RPM International, Inc.
4.55%, 03/01/2029	525,000	498,937
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.
5.13%, 04/01/2029 (B)	264,000	190,187
Yara International ASA
7.38%, 11/14/2032 (B)	150,000	164,741

		1,748,709

Commercial Services & Supplies - 0.3%
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL
4.63%, 06/01/2028 (B)	200,000	172,508
Brink’s Co.
4.63%, 10/15/2027 (B)	255,000	237,912
Covanta Holding Corp.
5.00%, 09/01/2030	210,000	178,790
Deluxe Corp.
8.00%, 06/01/2029 (B)	323,000	276,641
Garda World Security Corp.
6.00%, 06/01/2029 (B)	300,000	250,410
9.50%, 11/01/2027 (B)	24,000	23,729
Harsco Corp.
5.75%, 07/31/2027 (B)	261,000	220,806
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.75%, 04/15/2026 (B)	245,000	240,953
Sotheby’s / Bidfair Holdings, Inc.
5.88%, 06/01/2029 (B)	300,000	256,569

Transamerica Funds	Page 3

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Triton Container International Ltd.
3.15%, 06/15/2031 (B)	$ 400,000	$ 320,792
Waste Connections, Inc.
4.25%, 12/01/2028	275,000	269,518

		2,448,628

Construction & Engineering - 0.1%
Mattamy Group Corp.
5.25%, 12/15/2027 (B)	190,000	173,850
VM Consolidated, Inc.
5.50%, 04/15/2029 (B)	266,000	244,998

		418,848

Consumer Finance - 1.0%
Ally Financial, Inc.
Fixed until 05/15/2028 (C), 4.70% (A)	3,000,000	2,302,500
Altice Financing SA
5.00%, 01/15/2028 (B)	455,000	386,341
American Express Co.
3.40%, 02/22/2024	200,000	196,854
4.20%, 11/06/2025	168,000	166,312
BMW US Capital LLC
3.90%, 04/09/2025 (B)	534,000	525,908
Cobra AcquisitionCo LLC
6.38%, 11/01/2029 (B)	410,000	250,100
Curo Group Holdings Corp.
7.50%, 08/01/2028 (B)	293,000	134,265
Enova International, Inc.
8.50%, 09/15/2025 (B)	298,000	283,101
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	200,000	173,776
4.95%, 05/28/2027	350,000	333,803
General Motors Financial Co., Inc.
2.75%, 06/20/2025	238,000	224,467
John Deere Capital Corp.
0.45%, 06/07/2024	783,000	739,836
LFS Topco LLC
5.88%, 10/15/2026 (B)	185,000	153,038
PROG Holdings, Inc.
6.00%, 11/15/2029 (B)	202,000	171,195
S&P Global, Inc.
2.70%, 03/01/2029 (B)	429,000	387,970
Synchrony Financial
4.50%, 07/23/2025	1,178,000	1,145,706

		7,575,172

Containers & Packaging - 0.4%
Amcor Flexibles North America, Inc.
2.69%, 05/25/2031	300,000	253,149
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028 (B)	209,000	183,404
Ball Corp.
2.88%, 08/15/2030	136,000	111,482
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (B)	260,000	256,368
Crown Americas LLC
5.25%, 04/01/2030 (E)	337,000	322,250
LABL, Inc.
5.88%, 11/01/2028 (B)	222,000	200,150
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026 (B) (F)	126,000	127,102
Sealed Air Corp.
5.00%, 04/15/2029 (B)	128,000	121,303
6.13%, 02/01/2028 (B)	26,000	26,228

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Silgan Holdings, Inc.
4.13%, 02/01/2028	$ 315,000	$ 293,715
Sonoco Products Co.
1.80%, 02/01/2025	980,000	917,861

		2,813,012

Distributors - 0.0% (G)
Performance Food Group, Inc.
5.50%, 10/15/2027 (B)	325,000	312,806

Diversified Financial Services - 0.3%
Burford Capital Global Finance LLC
6.25%, 04/15/2028 (B)	255,000	230,775
Enact Holdings, Inc.
6.50%, 08/15/2025 (B)	328,000	323,336
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.25%, 02/01/2027 (B)	263,000	231,769
National Rural Utilities Cooperative Finance Corp.
1.88%, 02/07/2025	166,000	157,044
Fixed until 04/30/2023, 4.75% (A), 04/30/2043	977,000	938,049
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
3.63%, 03/01/2029 (B)	141,000	119,438

		2,000,411

Diversified Telecommunication Services - 0.3%
AT&T, Inc.
4.10%, 02/15/2028	550,000	539,327
Cogent Communications Group, Inc.
7.00%, 06/15/2027 (B)	305,000	301,889
Connect Finco SARL / Connect US Finco LLC
6.75%, 10/01/2026 (B)	409,000	391,106
Iliad Holding SASU
7.00%, 10/15/2028 (B)	420,000	394,456
Verizon Communications, Inc.
4.02%, 12/03/2029	550,000	526,088

		2,152,866

Electric Utilities - 0.4%
American Electric Power Co., Inc.
5.75%, 11/01/2027	250,000	260,513
Atlantica Sustainable Infrastructure PLC
4.13%, 06/15/2028 (B)	243,000	216,270
Avangrid, Inc.
3.20%, 04/15/2025	443,000	425,796
Berkshire Hathaway Energy Co.
3.25%, 04/15/2028	275,000	260,639
Enel Finance International NV
3.50%, 04/06/2028 (B)	300,000	274,173
NRG Energy, Inc.
3.63%, 02/15/2031 (B)	285,000	223,665
Pacific Gas & Electric Co.
4.95%, 06/08/2025	150,000	148,420
Pattern Energy Operations LP / Pattern Energy Operations, Inc.
4.50%, 08/15/2028 (B)	255,000	233,962
Southern California Edison Co.
1.10%, 04/01/2024	545,000	520,474

Transamerica Funds	Page 4

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Union Electric Co.
2.95%, 06/15/2027	$ 275,000	$ 260,592
Vistra Operations Co. LLC
5.00%, 07/31/2027 (B)	312,000	293,617

		3,118,121

Electrical Equipment - 0.1%
EnerSys
4.38%, 12/15/2027 (B)	256,000	235,904
Siemens Financieringsmaatschappij NV
3.25%, 05/27/2025 (B)	677,000	657,911

		893,815

Electronic Equipment, Instruments & Components - 0.1%
Honeywell International, Inc.
4.95%, 02/15/2028	150,000	155,590
Imola Merger Corp.
4.75%, 05/15/2029 (B)	261,000	226,887
Trimble, Inc.
4.75%, 12/01/2024	54,000	53,580
TTM Technologies, Inc.
4.00%, 03/01/2029 (B) (E)	283,000	246,833
Vontier Corp.
2.95%, 04/01/2031	175,000	135,532

		818,422

Energy Equipment & Services - 0.2%
Archrock Partners LP / Archrock Partners Finance Corp.
6.88%, 04/01/2027 (B)	297,000	291,060
Genesis Energy LP / Genesis Energy Finance Corp.
6.25%, 05/15/2026	56,000	53,496
8.00%, 01/15/2027	262,000	257,364
Halliburton Co.
4.75%, 08/01/2043	150,000	137,787
Nabors Industries Ltd.
7.25%, 01/15/2026 (B)	195,000	188,425
Nabors Industries, Inc.
7.38%, 05/15/2027 (B)	188,000	187,650
USA Compression Partners LP / USA Compression Finance Corp.
6.88%, 04/01/2026	251,000	245,666
Weatherford International Ltd.
6.50%, 09/15/2028 (B)	200,000	199,000

		1,560,448

Entertainment - 0.0% (G)
Scientific Games Holdings LP / Scientific Games US FinCo, Inc.
6.63%, 03/01/2030 (B)	260,000	232,214

Equity Real Estate Investment Trusts - 0.3%
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026 (B)	325,000	288,437
6.00%, 04/15/2025 (B)	230,000	224,919
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	325,000	262,343
Scentre Group Trust 2
Fixed until 06/24/2030, 5.13% (A), 09/24/2080 (B)	1,273,000	1,120,437
Service Properties Trust
4.38%, 02/15/2030	267,000	194,033

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Service Properties Trust (continued)
4.75%, 10/01/2026	$ 109,000	$ 90,005
5.25%, 02/15/2026	96,000	82,995

		2,263,169

Food & Staples Retailing - 0.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP
5.88%, 02/15/2028 (B)	370,000	361,675
C&S Group Enterprises LLC
5.00%, 12/15/2028 (B)	476,000	366,530

		728,205

Food Products - 0.7%
Hormel Foods Corp.
0.65%, 06/03/2024	234,000	221,840
Land O’Lakes, Inc.
7.00%, 09/18/2028 (B) (C)	4,470,000	3,933,600
Nestle Holdings, Inc.
3.50%, 09/24/2025 (B)	352,000	344,524
Post Holdings, Inc.
4.50%, 09/15/2031 (B)	205,000	176,489
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc.
4.63%, 03/01/2029 (B)	183,000	154,406
Smithfield Foods, Inc.
5.20%, 04/01/2029 (B)	121,000	112,842

		4,943,701

Gas Utilities - 0.0% (G)
Ferrellgas LP / Ferrellgas Finance Corp.
5.38%, 04/01/2026 (B)	265,000	243,630

Health Care Equipment & Supplies - 0.1%
GE HealthCare Technologies, Inc.
5.65%, 11/15/2027 (B)	375,000	387,738
Medline Borrower LP
3.88%, 04/01/2029 (B)	205,000	174,875

		562,613

Health Care Providers & Services - 0.5%
Cardinal Health, Inc.
4.60%, 03/15/2043	200,000	175,478
CHS / Community Health Systems, Inc.
5.63%, 03/15/2027 (B)	380,000	336,376
CVS Health Corp.
4.78%, 03/25/2038	300,000	286,006
DaVita, Inc.
4.63%, 06/01/2030 (B)	270,000	227,286
HCA, Inc.
3.50%, 09/01/2030	565,000	505,256
Legacy LifePoint Health LLC
4.38%, 02/15/2027 (B)	260,000	227,500
MPH Acquisition Holdings LLC
5.75%, 11/01/2028 (B) (E)	281,000	204,871
Roche Holdings, Inc.
2.13%, 03/10/2025 (B) (E)	261,000	249,118
Select Medical Corp.
6.25%, 08/15/2026 (B)	368,000	359,315
UnitedHealth Group, Inc.
3.75%, 07/15/2025	707,000	696,665

		3,267,871

Hotels, Restaurants & Leisure - 0.5%
AMC Entertainment Holdings, Inc.
7.50%, 02/15/2029 (B)	260,000	152,100

Transamerica Funds	Page 5

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Banijay Entertainment SASU
5.38%, 03/01/2025 (B)	$ 335,000	$ 323,275
Brinker International, Inc.
5.00%, 10/01/2024 (B)	225,000	220,194
Carnival Corp.
5.75%, 03/01/2027 (B)	429,000	356,070
6.00%, 05/01/2029 (B)	120,000	94,800
7.63%, 03/01/2026 (B) (E)	11,000	10,010
10.50%, 06/01/2030 (B)	320,000	308,000
CEC Entertainment LLC
6.75%, 05/01/2026 (B)	223,000	206,275
Expedia Group, Inc.
2.95%, 03/15/2031	175,000	146,834
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031 (B)	347,000	300,911
Marriott International, Inc.
2.85%, 04/15/2031	300,000	254,652
NCL Corp. Ltd.
3.63%, 12/15/2024 (B)	365,000	342,644
5.88%, 03/15/2026 (B)	160,000	139,525
Royal Caribbean Cruises Ltd.
4.25%, 07/01/2026 (B)	355,000	307,963
Travel & Leisure Co.
6.00%, 04/01/2027	240,000	235,500
Warnermedia Holdings, Inc.
3.64%, 03/15/2025 (B)	60,000	57,837
4.28%, 03/15/2032 (B)	103,000	91,301
5.05%, 03/15/2042 (B)	300,000	254,961

		3,802,852

Household Products - 0.0% (G)
Procter & Gamble Co.
3.95%, 01/26/2028	161,000	160,490

Independent Power & Renewable Electricity Producers - 0.1%
Calpine Corp.
3.75%, 03/01/2031 (B)	137,000	114,216
5.00%, 02/01/2031 (B)	238,000	203,625
Clearway Energy Operating LLC
4.75%, 03/15/2028 (B)	245,000	231,084

		548,925

Insurance - 1.1%
Americo Life, Inc.
3.45%, 04/15/2031 (B)	280,000	220,332
Assurant, Inc.
Fixed until 03/27/2028, 7.00% (A), 03/27/2048	1,100,000	1,088,994
Athene Global Funding
1.73%, 10/02/2026 (B)	332,000	289,592
Athene Holding Ltd.
6.15%, 04/03/2030	1,852,000	1,906,856
Brighthouse Financial, Inc.
5.63%, 05/15/2030	1,200,000	1,198,567
Enstar Finance LLC
Fixed until 09/01/2025, 5.75% (A), 09/01/2040	1,700,000	1,523,710
F&G Global Funding
0.90%, 09/20/2024 (B)	395,000	365,049
Liberty Mutual Group, Inc.
4.30%, 02/01/2061 (B)	2,022,000	1,318,250
Security Benefit Global Funding
1.25%, 05/17/2024 (B)	254,000	240,024

		8,151,374

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Internet & Catalog Retail - 0.1%
Amazon.com, Inc.
3.30%, 04/13/2027	$ 84,000	$ 81,111
4.65%, 12/01/2029	340,000	345,223
GrubHub Holdings, Inc.
5.50%, 07/01/2027 (B)	196,000	156,812

		583,146

Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.
2.80%, 08/22/2024	989,000	962,775

IT Services - 0.1%
Ahead DB Holdings LLC
6.63%, 05/01/2028 (B)	265,000	223,925
Bread Financial Holdings, Inc.
4.75%, 12/15/2024 (B)	245,000	222,337
Mastercard, Inc.
2.00%, 03/03/2025	302,000	286,892
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (B)	210,000	127,239

		860,393

Life Sciences Tools & Services - 0.0% (G)
Agilent Technologies, Inc.
2.30%, 03/12/2031	175,000	146,467

Machinery - 0.2%
Caterpillar Financial Services Corp.
3.60%, 08/12/2027	550,000	535,620
Chart Industries, Inc.
7.50%, 01/01/2030 (B)	29,000	29,616
9.50%, 01/01/2031 (B)	18,000	18,783
Daimler Truck Finance North America LLC
5.13%, 01/19/2028 (B) (E)	150,000	151,195
nVent Finance SARL
2.75%, 11/15/2031	356,000	289,521
Weir Group PLC
2.20%, 05/13/2026 (B)	319,000	285,561

		1,310,296

Media - 0.5%
Belo Corp.
7.25%, 09/15/2027	750,000	713,437
Block Communications, Inc.
4.88%, 03/01/2028 (B)	364,000	320,320
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50%, 08/15/2030 (B)	720,000	615,600
7.38%, 03/01/2031 (B) (F)	500,000	501,245
Charter Communications Operating LLC / Charter Communications Operating Capital
3.50%, 06/01/2041	200,000	140,007
Comcast Corp.
4.15%, 10/15/2028	233,000	230,539
CSC Holdings LLC
5.75%, 01/15/2030 (B)	705,000	445,913
Paramount Global
Fixed until 03/30/2027, 6.38% (A), 03/30/2062	242,000	210,533
Sirius XM Radio, Inc.
4.00%, 07/15/2028 (B)	270,000	240,327

Transamerica Funds	Page 6

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Media (continued)
Univision Communications, Inc.
6.63%, 06/01/2027 (B)	$ 255,000	$ 249,900
UPC Broadband Finco BV
4.88%, 07/15/2031 (B)	294,000	258,652

		3,926,473

Metals & Mining - 0.3%
ATI, Inc.
4.88%, 10/01/2029	185,000	169,299
Cleveland-Cliffs, Inc.
4.63%, 03/01/2029 (B) (E)	213,000	198,644
Commercial Metals Co.
3.88%, 02/15/2031	207,000	179,091
FMG Resources August 2006 Pty Ltd.
4.50%, 09/15/2027 (B)	250,000	238,750
Hudbay Minerals, Inc.
6.13%, 04/01/2029 (B)	340,000	314,914
Mineral Resources Ltd.
8.13%, 05/01/2027 (B)	315,000	317,362
Nucor Corp.
3.13%, 04/01/2032	200,000	177,797
South32 Treasury Ltd.
4.35%, 04/14/2032 (B)	381,000	342,830

		1,938,687

Mortgage Real Estate Investment Trusts - 0.1%
AG Issuer LLC
6.25%, 03/01/2028 (B)	245,000	232,762
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029 (B)	285,000	233,769

		466,531

Multiline Retail - 0.0% (G)
Nordstrom, Inc.
2.30%, 04/08/2024	95,000	90,166

Oil, Gas & Consumable Fuels - 1.7%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.75%, 01/15/2028 (B)	237,000	226,631
Apache Corp.
4.38%, 10/15/2028	249,000	230,442
BP Capital Markets America, Inc.
3.00%, 02/24/2050	350,000	253,774
Buckeye Partners LP
4.50%, 03/01/2028 (B)	261,000	239,389
California Resources Corp.
7.13%, 02/01/2026 (B)	325,000	315,835
Chevron Corp.
1.55%, 05/11/2025	195,000	183,453
Chevron USA, Inc.
3.90%, 11/15/2024	587,000	581,460
Chord Energy Corp.
6.38%, 06/01/2026 (B)	241,000	237,385
Civitas Resources, Inc.
5.00%, 10/15/2026 (B)	179,000	167,576
Crescent Energy Finance LLC
7.25%, 05/01/2026 (B)	249,000	239,040
Diamondback Energy, Inc.
4.40%, 03/24/2051	150,000	123,697
Earthstone Energy Holdings LLC
8.00%, 04/15/2027 (B)	226,000	220,350
Energy Transfer LP
4.95%, 05/15/2028	275,000	270,921
Fixed until 11/15/2026 (C), 6.50% (A)	2,346,000	2,200,267

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
EnLink Midstream Partners LP
3-Month LIBOR + 4.11%, 8.88% (A), 03/03/2023 (C)	$ 1,400,000	$ 1,176,000
EQM Midstream Partners LP
7.50%, 06/01/2027 - 06/01/2030 (B)	296,000	295,895
EQT Corp.
3.63%, 05/15/2031 (B) (E)	415,000	362,693
Genesis Energy LP / Genesis Energy Finance Corp.
8.88%, 04/15/2030	230,000	234,025
Harvest Midstream I LP
7.50%, 09/01/2028 (B)	354,000	348,432
Hilcorp Energy I LP / Hilcorp Finance Co.
6.00%, 02/01/2031 (B)	365,000	334,851
Holly Energy Partners LP / Holly Energy Finance Corp.
5.00%, 02/01/2028 (B)	329,000	306,539
Howard Midstream Energy Partners LLC
6.75%, 01/15/2027 (B)	332,000	323,700
ITT Holdings LLC
6.50%, 08/01/2029 (B)	450,000	390,403
Murphy Oil Corp.
6.38%, 07/15/2028	16,000	15,811
Murphy Oil USA, Inc.
4.75%, 09/15/2029	210,000	192,150
NGL Energy Operating LLC / NGL Energy Finance Corp.
7.50%, 02/01/2026 (B)	320,000	302,234
NGL Energy Partners LP / NGL Energy Finance Corp.
6.13%, 03/01/2025 (E)	165,000	146,438
NuStar Logistics LP
6.38%, 10/01/2030	239,000	230,038
Occidental Petroleum Corp.
6.38%, 09/01/2028	214,000	222,182
Petroleos Mexicanos
10.00%, 02/07/2033 (B)	727,000	710,279
Rockcliff Energy II LLC
5.50%, 10/15/2029 (B)	84,000	79,918
Strathcona Resources Ltd.
6.88%, 08/01/2026 (B)	311,000	265,128
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	300,000	261,884
6.50%, 07/15/2027	250,000	255,900
Venture Global Calcasieu Pass LLC
6.25%, 01/15/2030 (B)	235,000	239,512
Williams Cos., Inc.
5.75%, 06/24/2044	275,000	278,616

		12,462,848

Paper & Forest Products - 0.1%
Georgia-Pacific LLC
0.95%, 05/15/2026 (B)	450,000	400,341
Glatfelter Corp.
4.75%, 11/15/2029 (B) (E)	205,000	143,500

		543,841

Personal Products - 0.2%
Coty, Inc.
5.00%, 04/15/2026 (B)	293,000	280,548
Edgewell Personal Care Co.
4.13%, 04/01/2029 (B)	280,000	245,515

Transamerica Funds	Page 7

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Personal Products (continued)
GSK Consumer Healthcare Capital UK PLC
3.13%, 03/24/2025	$ 258,000	$ 248,049
HLF Financing SARL LLC / Herbalife International, Inc.
4.88%, 06/01/2029 (B)	440,000	322,930

		1,097,042

Pharmaceuticals - 0.2%
Becton Dickinson & Co.
4.30%, 08/22/2032	150,000	146,022
Bristol-Myers Squibb Co.
0.75%, 11/13/2025	320,000	289,745
Embecta Corp.
5.00%, 02/15/2030 (B)	191,000	157,604
Organon & Co. / Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028 (B)	432,000	392,278
Royalty Pharma PLC
2.15%, 09/02/2031	200,000	158,680
Viatris, Inc.
1.65%, 06/22/2025	404,000	371,137

		1,515,466

Professional Services - 0.1%
Korn Ferry
4.63%, 12/15/2027 (B)	170,000	159,800
Paysafe Finance PLC / Paysafe Holdings US Corp.
4.00%, 06/15/2029 (B) (E)	230,000	182,832
TriNet Group, Inc.
3.50%, 03/01/2029 (B)	275,000	230,926

		573,558

Real Estate Management & Development - 2.7%
Country Garden Holdings Co. Ltd.
6.50%, 04/08/2024 (D)	400,000	333,983
8.00%, 01/27/2024 (D)	2,092,000	1,829,875
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028 (B)	282,000	272,223
Franshion Brilliant Ltd.
3.20%, 04/09/2026 (D)	500,000	449,853
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	217,000	182,280
New Metro Global Ltd.
4.80%, 12/15/2024 (D)	850,000	723,503
RKPF Overseas Ltd.
5.90%, 03/05/2025 (D)	1,245,000	1,100,929
6.70%, 09/30/2024 (D)	4,331,000	3,987,768
7.88%, 02/01/2023 (D)	1,894,000	1,894,000
Seazen Group Ltd.
6.00%, 08/12/2024 (D)	700,000	589,260
Shui On Development Holding Ltd.
5.75%, 11/12/2023 (D)	300,000	293,220
Vanke Real Estate Hong Kong Co. Ltd.
4.15%, 04/18/2023 (D)	350,000	348,688
4.20%, 06/07/2024 (D)	750,000	731,618
Wanda Properties International Co. Ltd.
7.25%, 01/29/2024 (D)	900,000	864,900
Yanlord Land HK Co. Ltd.
6.75%, 04/23/2023 (D)	2,083,000	2,076,751
6.80%, 02/27/2024 (D) (E)	4,193,000	4,096,561

		19,775,412

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Road & Rail - 0.1%
AerCap Global Aviation Trust
Fixed until 06/15/2025, 6.50% (A), 06/15/2045 (B)	$ 330,000	$ 322,684
Canadian Pacific Railway Co.
1.35%, 12/02/2024	271,000	254,564

		577,248

Semiconductors & Semiconductor Equipment - 0.2%
Entegris Escrow Corp.
5.95%, 06/15/2030 (B)	255,000	244,884
Intel Corp.
3.40%, 03/25/2025	677,000	660,830
ON Semiconductor Corp.
3.88%, 09/01/2028 (B)	168,000	153,302
TSMC Global Ltd.
0.75%, 09/28/2025 (B)	362,000	326,591

		1,385,607

Software - 0.1%
Central Parent, Inc. / CDK Global, Inc.
7.25%, 06/15/2029 (B)	155,000	154,610
Gen Digital, Inc.
6.75%, 09/30/2027 (B)	79,000	80,027
7.13%, 09/30/2030 (B)	166,000	168,540
Helios Software Holdings, Inc. / ION Corp. Solutions Finance SARL
4.63%, 05/01/2028 (B)	200,000	160,748

		563,925

Specialty Retail - 0.1%
AutoZone, Inc.
4.75%, 02/01/2033	39,000	38,675
Carvana Co.
5.50%, 04/15/2027 (B)	224,000	100,935
Ken Garff Automotive LLC
4.88%, 09/15/2028 (B)	265,000	226,728
Metis Merger Sub LLC
6.50%, 05/15/2029 (B)	295,000	251,487
Rent-A-Center, Inc.
6.38%, 02/15/2029 (B)	280,000	238,000

		855,825

Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co.
1.75%, 04/01/2026	400,000	364,312
McAfee Corp.
7.38%, 02/15/2030 (B)	400,000	333,546

		697,858

Thrifts & Mortgage Finance - 0.0% (G)
NMI Holdings, Inc.
7.38%, 06/01/2025 (B)	160,000	162,508

Transportation Infrastructure - 0.0% (G)
Penske Truck Leasing Co. LP / PTL Finance Corp.
5.70%, 02/01/2028 (B)	200,000	204,720

Transamerica Funds	Page 8

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 0.1%
Altice France SA
5.13%, 07/15/2029 (B)	$ 625,000	$ 488,625
T-Mobile USA, Inc.
3.38%, 04/15/2029	425,000	387,373

		875,998

Total Corporate Debt Securities (Cost $154,405,286)		146,281,448

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Japan - 0.1%
Development Bank of Japan, Inc.
1.75%, 02/18/2025 (B)	570,000	539,870

Republic of Korea - 0.1%
Industrial Bank of Korea
1.04%, 06/22/2025 (B)	1,206,000	1,096,541

Supranational - 0.1%
Asian Infrastructure Investment Bank
0.50%, 10/30/2024 (E)	396,000	369,079
European Bank for Reconstruction & Development
1.50%, 02/13/2025	420,000	397,356
International Bank for Reconstruction & Development
3.13%, 11/20/2025	329,000	320,949

		1,087,384

United States - 0.1%
Inter-American Development Bank
4.00%, 01/12/2028	400,000	404,934

Total Foreign Government Obligations (Cost $3,336,727)		3,128,729

LOAN ASSIGNMENTS - 7.4%
Aerospace & Defense - 0.2%
Castlelake Aviation Ltd.
Term Loan B,
3-Month LIBOR + 2.75%, 7.52% (A), 10/22/2026	223,293	223,083
Cobham Ultra SeniorCo SARL
Term Loan B,
6-Month LIBOR + 3.75%, 7.06% (A), 08/03/2029	260,101	256,655
Dynasty Acquisition Co., Inc.
Term Loan B1,
1-Month Term SOFR + 3.50%, 8.16% (A), 04/06/2026	219,055	214,674
Term Loan B2,
3-Month Term SOFR + 3.50%, 8.16% (A), 04/06/2026	117,356	115,009
Spirit Aerosystems, Inc.
Term Loan,
3-Month Term SOFR + 4.50%, 9.18% (A), 01/15/2027	299,373	299,467

		1,108,888

Air Freight & Logistics - 0.0% (G)
Kenan Advantage Group, Inc.
Term Loan B1,
1-Month LIBOR + 3.75%, 8.32% (A), 03/24/2026	327,305	323,162

	Principal	Value

LOAN ASSIGNMENTS (continued)
Airlines - 0.3%
Air Canada
Term Loan B,
3-Month LIBOR + 3.50%, 8.13% (A), 08/11/2028	$ 220,582	$ 220,361
American Airlines, Inc.
Term Loan,
3-Month LIBOR + 4.75%, 9.56% (A), 04/20/2028 (F)	280,050	287,402
Term Loan B,
1-Month LIBOR + 1.75%, 6.27% (A), 06/27/2025	410,136	401,607
Kestrel Bidco, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 7.51% (A), 12/11/2026	439,358	421,156
Mileage Plus Holdings LLC
Term Loan B,
3-Month LIBOR + 5.25%, 10.00% (A), 06/21/2027	170,526	177,720
United Airlines, Inc.
Term Loan B,
3-Month LIBOR + 3.75%, 8.57% (A), 04/21/2028	310,538	309,691

		1,817,937

Auto Components - 0.2%
American Axle & Manufacturing, Inc.
Term Loan B,
1-Month Term SOFR + 3.60%, 8.03% (A), 12/13/2029	33,020	32,979
DexKo Global, Inc.
Term Loan B,
3-Month LIBOR + 3.75%, 8.48% (A), 10/04/2028	217,489	200,997
Les Schwab Tire Centers
Term Loan B,
3-Month LIBOR + 3.25%, 6.58% (A), 11/02/2027	328,128	325,530
Mavis Tire Express Services Corp.
Term Loan B,
1-Month Term SOFR + 4.00%, 8.63% (A), 05/04/2028	294,775	288,216
USI, Inc.
Term Loan,
3-Month Term SOFR + 3.75%, 8.33% (A), 11/22/2029 (F)	268,707	268,371

		1,116,093

Beverages - 0.0% (G)
Sunshine Investments BV
Term Loan,
3-Month Term SOFR + 4.25%, 8.52% (A), 07/12/2029	329,896	326,598

Biotechnology - 0.0% (G)
Curium BidCo SARL
Term Loan,
3-Month LIBOR + 4.25%, 8.98% (A), 12/02/2027 (F)	271,510	270,831

Transamerica Funds	Page 9

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Building Products - 0.2%
CD&R Hydra Buyer, Inc.
Term Loan,
1-Month LIBOR + 4.25%, 8.82% (A), 12/11/2024	$ 257,286	$ 248,281
Foley Products Co. LLC
Term Loan,
3-Month Term SOFR + 4.75%, 9.48% (A), 12/29/2028	250,058	245,214
Icebox Holdco III, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.50%, 8.23% (A), 12/22/2028	214,597	206,192
LBM Acquisition LLC
Term Loan B,
6-Month LIBOR + 3.75%, 8.85% (A), 12/17/2027	224,707	202,517
Quikrete Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 2.63%, 7.19% (A), 02/01/2027	231,922	230,385
Term Loan B1,
1-Month LIBOR + 3.00%, 7.57% (A), 03/18/2029	112,621	112,111
Specialty Building Products Holdings LLC
Term Loan B,
1-Month LIBOR + 3.25%, 7.77% (A), 10/15/2028 (F)	233,518	223,074

		1,467,774

Capital Markets - 0.2%
Advisor Group, Inc.
Term Loan,
1-Month LIBOR + 4.50%, 9.07% (A), 07/31/2026	269,604	267,507
Camelot US Acquisition LLC
Term Loan B,
1-Month LIBOR + 3.00%, 7.52% (A), 10/30/2026	266,604	265,937
HighTower Holdings LLC
Term Loan B,
3-Month LIBOR + 4.00%, 8.82% (A), 04/21/2028	291,216	283,936
NEXUS Buyer LLC
Term Loan B,
1-Month LIBOR + 3.75%, 8.32% (A), 11/09/2026	266,069	260,700
PAI Holdco, Inc.
Term Loan B,
3-Month LIBOR + 3.75%, 8.58% (A), 10/28/2027	236,465	215,972

		1,294,052

Chemicals - 0.1%
ASP Unifrax Holdings, Inc.
Term Loan B,
3-Month LIBOR + 3.75%, 8.48% (A), 12/12/2025	250,250	227,728
Natgasoline LLC
Term Loan B,
1-Month LIBOR + 3.50%, 8.13% (A), 11/14/2025	284,361	280,984

	Principal	Value

LOAN ASSIGNMENTS (continued)
Chemicals (continued)
Polar US Borrower LLC
1st Lien Term Loan,
6-Month LIBOR + 4.75%, 9.02% (A), 10/15/2025	$ 198,089	$ 162,433
RelaDyne, Inc.
Term Loan B,
1-Month Term SOFR + 4.25%, 8.81% (A), 12/22/2028	158,196	157,207
Starfruit Finco BV
Term Loan B,
3-Month LIBOR + 2.75%, 7.53% (A), 10/01/2025	201,569	199,469

		1,027,821

Commercial Services & Supplies - 0.6%
Amentum Government Services Holdings LLC
Term Loan,
3-Month Term SOFR + 4.00%, 7.56% - 8.76% (A), 02/15/2029	220,065	217,314
APX Group, Inc.
Term Loan B,
3-Month LIBOR + 3.25%, Prime Rate + 2.25%, 7.70% - 9.75% (A), 07/10/2028	196,352	193,554
Asurion LLC
2nd Lien Term Loan B4,
1-Month LIBOR + 5.25%, 9.82% (A), 01/20/2029	225,548	188,192
Term Loan B10,
3-Month Term SOFR + 4.00%, 8.68% (A), 08/19/2028	157,588	148,789
Term Loan B8,
1-Month LIBOR + 3.25%, 7.82% (A), 12/23/2026	195,538	186,097
Term Loan B9,
1-Month LIBOR + 3.25%, 7.82% (A), 07/31/2027	328,321	308,915
Avis Budget Car Rental LLC
Term Loan C,
1-Month Term SOFR + 3.50%, 8.16% (A), 03/16/2029 (F)	164,893	164,378
Cast & Crew Payroll LLC
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 8.07% (A), 02/09/2026	184,433	183,597
Term Loan,
1-Month Term SOFR + 3.75%, 8.31% (A), 12/29/2028	71,045	70,618
Colibri Group LLC
Term Loan,
3-Month Term SOFR + 5.00%, 6-Month Term SOFR + 5.00%, 8.73% - 9.79% (A), 03/12/2029	169,855	163,591
Creative Artists Agency LLC
Term Loan B,
1-Month LIBOR + 3.75%, 8.32% (A), 11/27/2026	394,734	393,993
Driven Holdings LLC
Term Loan B,
3-Month LIBOR + 3.00%, 7.74% (A), 12/17/2028	149,623	146,070

Transamerica Funds	Page 10

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
Element Materials Technology Group US Holdings, Inc.
Delayed Draw Term Loan,
3-Month Term SOFR + 4.25%, 8.93% (A), 07/06/2029	$ 40,347	$ 39,804
Term Loan,
3-Month Term SOFR + 4.25%, 8.93% (A), 07/06/2029	87,418	86,243
Ensemble RCM LLC
Term Loan,
3-Month Term SOFR + 3.75%, 8.53% (A), 08/03/2026	214,278	214,144
Garda World Security Corp.
Term Loan B,
TBD, 02/01/2029 (F) (H)	24,937	24,704
3-Month LIBOR + 4.25%, 8.93% (A), 10/30/2026	334,191	332,311
GFL Environmental, Inc.
Term Loan,
3-Month LIBOR + 3.00%, 7.66% (A), 05/30/2025	234,050	234,440
Intrado Corp.
Term Loan,
TBD, 01/31/2030 (F) (H)	32,519	32,276
Prime Security Services Borrower LLC
Term Loan,
3-Month LIBOR + 2.75%, 7.52% (A), 09/23/2026	284,155	283,764
PUG LLC
Term Loan B,
1-Month LIBOR + 4.25%, 8.82% (A), 02/12/2027	174,118	146,259
SITEL Worldwide Corp.
Term Loan,
1-Month LIBOR + 3.75%, 8.32% (A), 08/28/2028	329,760	329,416
Sotheby’s
Term Loan B,
3-Month LIBOR + 4.50%, 9.33% (A), 01/15/2027	428,737	426,593

		4,515,062

Communications Equipment - 0.1%
Ciena Corp.
Term Loan B,
3-Month Term SOFR + 2.50%, 6.98% (A), 01/18/2030	27,577	27,543
ViaSat, Inc.
Term Loan,
1-Month Term SOFR + 4.50%, 9.18% (A), 03/02/2029	414,766	412,692

		440,235

Construction & Engineering - 0.2%
Osmose Utilities Services, Inc.
Term Loan,
1-Month LIBOR + 3.25%, 7.82% (A), 06/23/2028 (F)	195,609	187,932
Service Logic Acquisition, Inc.
Term Loan,
2-Month LIBOR + 4.00%, 3-Month LIBOR + 4.00%, 8.49% - 8.83% (A), 10/29/2027	244,045	237,334
USIC Holdings, Inc.
2nd Lien Term Loan,
1-Month LIBOR + 6.50%, 11.07% (A), 05/14/2029	128,309	120,610

	Principal	Value

LOAN ASSIGNMENTS (continued)
Construction & Engineering (continued)
USIC Holdings, Inc. (continued)
Term Loan,
1-Month LIBOR + 3.50%, 8.07% (A), 05/12/2028	$ 153,676	$ 148,633
VM Consolidated, Inc.
Term Loan B,
1-Month LIBOR + 3.25%, 7.82% (A), 03/24/2028	361,129	361,129

		1,055,638

Construction Materials - 0.0% (G)
Potters Industries LLC
Term Loan B,
3-Month LIBOR + 4.00%, 8.73% (A), 12/14/2027	211,094	210,039

Containers & Packaging - 0.4%
Berlin Packaging LLC
Term Loan B4,
1-Month LIBOR + 3.25%, 3-Month LIBOR + 3.25%, 7.62% - 7.98% (A), 03/11/2028	104,003	100,948
Term Loan B5,
1-Month LIBOR + 3.75%, 3-Month LIBOR + 3.75%, 8.12% - 8.48% (A), 03/11/2028	236,647	233,245
BWAY Holding Co.
Term Loan B,
1-Month LIBOR + 3.25%, 7.62% (A), 04/03/2024	307,906	305,541
Charter NEX US, Inc.
Term Loan,
1-Month LIBOR + 3.75%, 8.32% (A), 12/01/2027	257,079	255,794
Clydesdale Acquisition Holdings, Inc.
Term Loan B,
1-Month Term SOFR + 4.18%, 8.84% (A), 04/13/2029	226,423	222,134
LABL, Inc.
1st Lien Term Loan,
1-Month LIBOR + 5.00%, 9.57% (A), 10/29/2028 (F)	281,197	273,200
Packaging Coordinators Midco, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.50%, 8.23% (A), 11/30/2027	315,265	308,904
Reynolds Group Holdings, Inc.
Term Loan B,
1-Month LIBOR + 3.25%, 7.82% (A), 09/24/2028	309,409	307,959
TricorBraun Holdings, Inc.
Term Loan,
1-Month LIBOR + 3.25%, 7.82% (A), 03/03/2028	339,903	330,428
Trident TPI Holdings, Inc.
Term Loan,
3-Month LIBOR + 4.00%, 8.73% (A), 09/15/2028	229,699	225,064
Term Loan B1,
3-Month LIBOR + 3.25%, 7.98% (A), 10/17/2024	139,875	139,263

		2,702,480

Transamerica Funds	Page 11

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Diversified Consumer Services - 0.1%
William Morris Endeavor Entertainment LLC
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 7.32% (A), 05/18/2025	$ 528,444	$ 524,261

Diversified Financial Services - 0.1%
Citco Group Ltd.
Term Loan B,
3-Month Term SOFR + 3.50%, 8.17% (A), 04/19/2028	79,741	79,741
Claros Mortgage Trust, Inc.
Term Loan B,
1-Month Term SOFR + 4.50%, 9.08% (A), 08/09/2026	328,175	325,714
Stars Group Holdings BV
Term Loan B,
3-Month Term SOFR + 3.25%, 8.09% (A), 07/22/2028	94,658	94,788

		500,243

Diversified Telecommunication Services - 0.1%
Iridium Satellite LLC
Term Loan B2,
1-Month Term SOFR + 2.50%, 7.16% (A), 11/04/2026	312,329	312,106
Telesat Canada
Term Loan B5,
3-Month LIBOR + 2.75%, 7.58% (A), 12/07/2026	419,666	191,158
Virgin Media Bristol LLC
Term Loan Q,
1-Month LIBOR + 3.25%, 7.71% (A), 01/31/2029	167,000	166,911

		670,175

Electrical Equipment - 0.0% (G)
Gates Global LLC
Term Loan B3,
1-Month LIBOR + 2.50%, 7.07% (A), 03/31/2027	133,658	133,220
Term Loan B4,
1-Month Term SOFR + 3.50%, 8.06% (A), 11/16/2029	26,421	26,421

		159,641

Electronic Equipment, Instruments & Components - 0.1%
II-VI, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 7.32% (A), 07/02/2029	205,642	204,665
Ingram Micro, Inc.
Term Loan B,
3-Month LIBOR + 3.50%, 8.23% (A), 06/30/2028	152,151	151,390
Verifone Systems, Inc.
1st Lien Term Loan,
3-Month LIBOR + 4.00%, 8.36% (A), 08/20/2025	422,885	397,600

		753,655

	Principal	Value

LOAN ASSIGNMENTS (continued)
Energy Equipment & Services - 0.0% (G)
M6 ETX Holdings II Midco LLC
Term Loan B,
3-Month Term SOFR + 4.50%, 9.16% (A), 09/19/2029	$ 231,189	$ 230,900

Entertainment - 0.0% (G)
AMC Entertainment Holdings, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 7.43% (A), 04/22/2026	320,124	188,530

Food Products - 0.0% (G)
Nomad Foods Europe Midco Ltd.
Term Loan B,
3-Month Term SOFR + 3.75%, 8.23% (A), 11/12/2029	84,704	84,916

Health Care Equipment & Supplies - 0.1%
Medline Borrower LP
Term Loan B,
1-Month LIBOR + 3.50%, 7.82% (A), 10/23/2028	775,925	752,841

Health Care Providers & Services - 0.4%
Bella Holding Co. LLC
Term Loan B,
1-Month LIBOR + 3.75%, 8.41% (A), 05/10/2028 (F)	293,003	285,036
CHG Healthcare Services, Inc.
Term Loan,
1-Month LIBOR + 3.25%, 7.82% (A), 09/29/2028	190,252	188,825
Gainwell Acquisition Corp.
Term Loan B,
3-Month LIBOR + 4.00%, 8.73% (A), 10/01/2027	430,101	419,483
ICON Luxembourg SARL
Term Loan,
3-Month LIBOR + 2.25%, 7.00% (A), 07/03/2028	165,193	165,124
MPH Acquisition Holdings LLC
Term Loan B,
3-Month LIBOR + 4.25%, 8.98% (A), 09/01/2028	338,287	302,978
Option Care Health, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 7.32% (A), 10/27/2028	159,106	158,986
PRA Health Sciences, Inc.
Term Loan,
3-Month LIBOR + 2.25%, 7.00% (A), 07/03/2028	41,158	41,141
Radnet Management, Inc.
Term Loan,
3-Month LIBOR + 3.00%, 7.73% (A), 04/21/2028	231,369	228,947
RegionalCare Hospital Partners Holdings, Inc.
Term Loan B,
3-Month LIBOR + 3.75%, 8.58% (A), 11/16/2025	503,898	488,921

Transamerica Funds	Page 12

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Health Care Providers & Services (continued)
Select Medical Corp.
Term Loan B,
1-Month LIBOR + 2.50%, 7.07% (A), 03/06/2025	$ 166,751	$ 165,501
Team Health Holdings, Inc.
Term Loan B,
1-Month Term SOFR + 5.25%, 9.81% (A), 03/02/2027	348,038	288,871

		2,733,813

Health Care Technology - 0.1%
Athenahealth, Inc.
Term Loan B,
1-Month Term SOFR + 3.50%, 8.01% (A), 02/15/2029	645,560	610,054
Navicure, Inc.
Term Loan B,
1-Month LIBOR + 4.00%, 8.57% (A), 10/22/2026	346,764	343,947

		954,001

Hotels, Restaurants & Leisure - 0.8%
Aimbridge Acquisition Co., Inc.
Term Loan B,
1-Month LIBOR + 3.75%, 8.32% (A), 02/02/2026	441,577	405,331
Caesars Entertainment Corp.
Term Loan B,
TBD, 01/20/2030 (F) (H)	91,967	91,858
Carnival Corp.
Term Loan B,
1-Month LIBOR + 3.00%, 7.57% (A), 06/30/2025	139,566	137,194
1-Month LIBOR + 3.25%, 7.82% (A), 10/18/2028	201,949	196,900
Connect Finco SARL
Term Loan B,
1-Month LIBOR + 3.50%, 8.07% (A), 12/11/2026	367,349	363,905
Dave & Buster’s, Inc.
Term Loan B,
1-Month Term SOFR + 5.00%, 9.69% (A), 06/29/2029	293,191	293,374
Everi Holdings, Inc.
Term Loan B,
1-Month LIBOR + 2.50%, 7.07% (A), 08/03/2028	214,083	213,518
Fertitta Entertainment LLC
Term Loan B,
1-Month Term SOFR + 4.00%, 8.56% (A), 01/27/2029	231,642	228,573
Fogo De Chao, Inc.
Term Loan,
1-Month LIBOR + 4.25%, 8.82% (A), 04/07/2025	304,486	290,594
GVC Holdings Ltd.
Term Loan B2,
3-Month Term SOFR + 3.50%, 8.18% (A), 10/31/2029 (F)	173,220	173,437
Herschend Entertainment Co. LLC
Term Loan,
1-Month LIBOR + 3.75%, 8.38% (A), 08/27/2028	177,064	176,843

	Principal	Value

LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)
Hilton Grand Vacations Borrower LLC
Term Loan B,
1-Month LIBOR + 3.00%, 7.57% (A), 08/02/2028	$ 303,904	$ 303,840
Hornblower Sub LLC
Repriced Term Loan B,
3-Month LIBOR + 4.50%, 8.67% (A), 04/27/2025	378,651	248,332
IRB Holding Corp.
Term Loan B,
1-Month LIBOR + 2.75%, 7.32% (A), 02/05/2025	232,086	231,433
Motion Finco SARL
Delayed Draw Term Loan B2,
3-Month LIBOR + 3.25%, 7.98% (A), 11/12/2026	22,265	21,931
Term Loan B1,
3-Month LIBOR + 3.25%, 7.98% (A), 11/12/2026	183,317	180,567
NEP / NCP Holdco, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 7.82% (A), 10/20/2025	477,307	427,041
PCI Gaming Authority
Term Loan,
1-Month LIBOR + 2.50%, 7.07% (A), 05/29/2026	170,118	169,784
PF Chang’s China Bistro, Inc.
Term Loan B,
3-Month LIBOR + 6.50%, 11.23% (A), 03/01/2026	322,588	280,047
Playa Resorts Holding BV
Term Loan B,
1-Month Term SOFR + 4.25%, 8.73% (A), 01/05/2029	241,433	239,578
Scientific Games Holdings LP
Term Loan B,
3-Month Term SOFR + 3.50%, 8.10% (A), 04/04/2029	221,704	217,894
Scientific Games International, Inc.
Term Loan,
1-Month Term SOFR + 3.00%, 7.58% (A), 04/14/2029	176,303	175,936
SeaWorld Parks & Entertainment, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 7.63% (A), 08/25/2028	412,526	410,979
Travel & Leisure Co.
Term Loan B,
3-Month Term SOFR + 4.00%, 8.61% (A), 12/14/2029	73,333	73,242
Travelport Finance SARL
Term Loan,
3-Month LIBOR + 6.75%, PIK Rate 1.75%, Cash Rate 0.00%, 1.75% - 9.73% (A), 05/29/2026 (I)	688,265	412,959
Whatabrands LLC
Term Loan B,
1-Month LIBOR + 3.25%, 7.82% (A), 08/03/2028	164,577	162,862

		6,127,952

Transamerica Funds	Page 13

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Household Products - 0.0% (G)
Diamond BV
Term Loan B,
1-Month LIBOR + 2.75%, 3-Month LIBOR + 2.75%, 7.32% - 7.58% (A), 09/29/2028	$ 272,380	$ 268,975

Insurance - 0.3%
Alliant Holdings Intermediate LLC
Term Loan B,
1-Month LIBOR + 3.25%, 7.82% (A), 05/09/2025	235,449	235,052
Term Loan B4,
1-Month LIBOR + 3.50%, 8.01% (A), 11/06/2027	147,071	146,729
AmWINS Group, Inc.
Term Loan B,
1-Month LIBOR + 2.25%, 6.82% (A), 02/19/2028	306,223	304,139
Broadstreet Partners, Inc.
Term Loan B2,
1-Month LIBOR + 3.25%, 7.82% (A), 01/27/2027	286,860	282,677
Hub International Ltd.
Term Loan B,
3-Month LIBOR + 3.25%, 7.95% - 8.06% (A), 04/25/2025	463,340	462,761
3-Month Term SOFR + 4.00%, 8.22% (A), 11/10/2029	6,096	6,090
Hyperion Insurance Group Ltd.
Term Loan B,
1-Month LIBOR + 3.25%, 7.88% (A), 11/12/2027	374,111	370,370
Sedgwick Claims Management Services, Inc.
Term Loan B,
TBD, 09/03/2026 (F) (H)	50,000	49,914
1-Month LIBOR + 3.25%, 7.82% (A), 12/31/2025	374,329	372,317

		2,230,049

Internet & Catalog Retail - 0.1%
CNT Holdings I Corp.
2nd Lien Term Loan,
3-Month LIBOR + 6.75%, 11.38% (A), 11/06/2028	205,369	197,326
Term Loan,
3-Month Term SOFR + 3.50%, 8.13% (A), 11/08/2027	206,417	203,468

		400,794

IT Services - 0.1%
Peraton Corp.
Term Loan B,
1-Month LIBOR + 3.75%, 8.32% (A), 02/01/2028	400,878	397,943
Rackspace Technology Global, Inc.
Term Loan B,
3-Month LIBOR + 2.75%, 7.38% (A), 02/15/2028	184,410	115,871
Tempo Acquisition LLC
Term Loan B,
1-Month Term SOFR + 3.00%, 7.56% (A), 08/31/2028	184,527	184,666

		698,480

	Principal	Value

LOAN ASSIGNMENTS (continued)
Life Sciences Tools & Services - 0.1%
Parexel International Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 7.82% (A), 11/15/2028	$ 360,864	$ 357,661

Machinery - 0.2%
Alliance Laundry Systems LLC
Term Loan B,
3-Month LIBOR + 3.50%, 8.31% (A), 10/08/2027	149,614	149,026
Chart Industries, Inc.
Term Loan B,
TBD, 12/07/2029 (F) (H)	69,753	69,274
Circor International, Inc.
Term Loan B,
1-Month LIBOR + 5.50%, 10.07% (A), 12/20/2028	150,105	148,228
Filtration Group Corp.
Term Loan,
1-Month LIBOR + 3.50%, 8.07% (A), 10/21/2028	189,534	188,389
Hayward Industries, Inc.
Term Loan,
1-Month LIBOR + 2.50%, 7.07% (A), 05/30/2028	158,092	156,115
OEConnection LLC
Term Loan B,
1-Month LIBOR + 4.00%, 1-Month Term SOFR + 4.00%, 8.58% - 8.65% (A), 09/25/2026	373,853	363,572
Patriot Container Corp.
1st Lien Term Loan,
1-Month Term SOFR + 3.75%, 8.28% (A), 03/20/2025	400,804	369,408

		1,444,012

Media - 0.3%
CMG Media Corp.
Term Loan,
3-Month LIBOR + 3.50%, 8.23% (A), 12/17/2026	235,865	223,187
Cogeco Financing 2 LP
Term Loan B,
1-Month LIBOR + 2.50%, 7.07% (A), 09/01/2028	248,167	245,651
CSC Holdings LLC
Term Loan B5,
1-Month LIBOR + 2.50%, 6.96% (A), 04/15/2027	483,720	447,744
Dotdash Meredith, Inc.
Term Loan B,
1-Month Term SOFR + 4.00%, 8.43% (A), 12/01/2028	151,889	128,599
Gray Television, Inc.
Term Loan C,
1-Month LIBOR + 2.50%, 6.87% (A), 01/02/2026	73,843	73,433
Term Loan D,
1-Month LIBOR + 3.00%, 7.37% (A), 12/01/2028	115,839	115,259
Rentpath, Inc.
2nd Lien Term Loan,
TBD, 05/03/2028 (H) (J) (K) (L) (M) (N) (O)	594,723	0

Transamerica Funds	Page 14

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Media (continued)
Sinclair Television Group, Inc.
Term Loan B4,
1-Month Term SOFR + 3.75%, 8.41% (A), 04/21/2029	$ 248,750	$ 243,930
United Talent Agency LLC
Term Loan B,
1-Month LIBOR + 4.00%, 8.65% (A), 07/07/2028	371,703	367,986
Univision Communications, Inc.
1st Lien Term Loan B,
1-Month LIBOR + 3.25%, 7.82% (A), 03/15/2026	292,974	289,678
3-Month Term SOFR + 4.25%, 8.83% (A), 06/24/2029	85,068	84,253
Term Loan B,
1-Month LIBOR + 3.25%, 7.82% (A), 01/31/2029	84,832	83,560

		2,303,280

Metals & Mining - 0.1%
US Silica Co.
Term Loan B,
1-Month LIBOR + 4.00%, 8.63% (A), 05/01/2025	367,000	365,738

Mortgage Real Estate Investment Trusts - 0.0% (G)
Apollo Commercial Real Estate Finance, Inc.
Term Loan B1,
1-Month LIBOR + 3.50%, 8.05% (A), 03/11/2028	282,472	268,349

Oil, Gas & Consumable Fuels - 0.2%
Buckeye Partners LP
Term Loan B,
1-Month LIBOR + 2.25%, 6.63% (A), 11/01/2026	162,689	162,638
Centurion Pipeline Co. LLC
Term Loan B,
1-Month LIBOR + 3.25%, 7.82% (A), 09/29/2025	139,016	137,800
CQP Holdco LP
Term Loan B,
3-Month LIBOR + 3.75%, 8.48% (A), 06/05/2028	368,180	368,378
EG America LLC
Term Loan,
3-Month LIBOR + 4.00%, 8.73% (A), 02/07/2025	319,007	307,215
Medallion Midland Acquisition LLC
Term Loan,
3-Month Term SOFR + 3.75%, 8.59% (A), 10/18/2028	209,984	209,721
Oryx Midstream Services Permian Basin LLC
Term Loan B,
3-Month LIBOR + 3.25%, 7.92% (A), 10/05/2028 (F)	238,400	237,506
TransMontaigne Operating Co. LP
Term Loan B,
1-Month LIBOR + 3.50%, 8.01% - 8.05% (A), 11/17/2028	311,234	309,920

		1,733,178

	Principal	Value

LOAN ASSIGNMENTS (continued)
Paper & Forest Products - 0.0% (G)
Vertical US Newco, Inc.
Term Loan B,
6-Month LIBOR + 3.50%, 8.60% (A), 07/30/2027 (F)	$ 312,711	$ 306,653

Personal Products - 0.1%
Coty, Inc.
Term Loan B,
1-Month LIBOR + 2.25%, 6.65% (A), 04/07/2025	339,548	338,274
Sunshine Luxembourg VII SARL
Term Loan B3,
3-Month LIBOR + 3.75%, 8.48% (A), 10/01/2026	297,350	291,156

		629,430

Pharmaceuticals - 0.0% (G)
Organon & Co.
Term Loan,
3-Month LIBOR + 3.00%, 7.75% (A), 06/02/2028	221,755	221,201

Professional Services - 0.1%
Verscend Holding Corp.
Term Loan B,
1-Month LIBOR + 4.00%, 8.57% (A), 08/27/2025	422,854	421,494

Real Estate Management & Development - 0.1%
Brookfield WEC Holdings, Inc.
Term Loan,
1-Month LIBOR + 2.75%, 7.32% (A), 08/01/2025	308,119	307,580
1-Month Term SOFR + 3.75%, 8.31% (A), 08/01/2025	59,251	59,193
Cushman & Wakefield US Borrower LLC
Term Loan,
1-Month Term SOFR + 3.25%, 7.91% (A), 01/21/2030	159,304	158,574
Term Loan B,
1-Month LIBOR + 2.75%, 7.32% (A), 08/21/2025	126,296	125,664

		651,011

Road & Rail - 0.0% (G)
Hertz Corp.
Term Loan B,
1-Month LIBOR + 3.25%, 7.82% (A), 06/30/2028	196,193	195,089
Term Loan C,
1-Month LIBOR + 3.25%, 7.82% (A), 06/30/2028	37,538	37,327

		232,416

Semiconductors & Semiconductor Equipment - 0.0% (G)
Altar Bidco, Inc.
Term Loan,
6-Month Term SOFR + 3.10%, 5.50% - 7.99% (A), 02/01/2029	161,996	158,148

Software - 1.0%
Applied Systems, Inc.
1st Lien Term Loan,
3-Month Term SOFR + 4.50%, 9.08% (A), 09/18/2026	295,698	295,790

Transamerica Funds	Page 15

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Software (continued)
Applied Systems, Inc. (continued)
2nd Lien Term Loan,
3-Month Term SOFR + 6.75%, 11.33% (A), 09/19/2025	$ 73,849	$ 73,726
Barracuda Networks, Inc.
Term Loan,
3-Month Term SOFR + 4.50%, 9.18% (A), 08/15/2029	339,494	328,036
Central Parent, Inc.
Term Loan B,
3-Month Term SOFR + 4.50%, 9.08% (A), 07/06/2029	427,809	426,594
Comet Acquisition, Inc.
Term Loan,
3-Month LIBOR + 3.25%, 7.98% (A), 10/24/2025	230,943	225,555
Corel Corp.
Term Loan,
3-Month LIBOR + 5.00%, 9.73% (A), 07/02/2026	409,208	381,330
CPC Acquisition Corp.
2nd Lien Term Loan,
3-Month LIBOR + 7.75%, 12.48% (A), 12/29/2028	66,316	39,955
Term Loan,
3-Month LIBOR + 3.75%, 8.48% (A), 12/29/2027	185,732	151,372
DCert Buyer, Inc.
2nd Lien Term Loan,
6-Month LIBOR + 7.00%, 11.70% (A), 02/19/2029	101,488	92,659
Term Loan B,
3-Month Term SOFR + 4.00%, 8.70% (A), 10/16/2026	399,938	394,796
Epicor Software Corp.
2nd Lien Term Loan,
1-Month LIBOR + 7.75%, 12.32% (A), 07/31/2028	59,907	59,660
Term Loan,
1-Month LIBOR + 3.25%, 7.82% (A), 07/30/2027	290,460	285,135
Greeneden US Holdings II LLC
Term Loan B4,
1-Month LIBOR + 4.00%, 8.57% (A), 12/01/2027	596,621	585,285
Helios Software Holdings, Inc.
Term Loan B,
3-Month Term SOFR + 3.75%, 8.48% (A), 03/11/2028	319,638	314,923
ION Trading Finance Ltd.
Term Loan,
3-Month LIBOR + 4.75%, 9.48% (A), 04/03/2028	361,570	349,518
McAfee LLC
Term Loan B,
1-Month Term SOFR + 3.75%, 8.18% (A), 03/01/2029	589,523	551,204
MedAssets Software Intermediate Holdings, Inc.
2nd Lien Term Loan,
1-Month LIBOR + 6.75%, 11.32% (A), 12/17/2029	111,064	71,636
Term Loan,
1-Month LIBOR + 4.00%, 8.57% (A), 12/18/2028	201,768	182,600

	Principal	Value

LOAN ASSIGNMENTS (continued)
Software (continued)
Mitnick Corporate Purchaser, Inc.
Term Loan,
1-Month Term SOFR + 4.75%, 9.53% (A), 05/02/2029	$ 102,756	$ 99,245
NCR Corp.
Term Loan,
3-Month LIBOR + 2.50%, 7.33% (A), 08/28/2026	170,778	169,817
Project Boost Purchaser LLC
Term Loan B,
1-Month LIBOR + 3.50%, 8.07% (A), 06/01/2026	318,714	311,587
Proofpoint, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.25%, 7.98% (A), 08/31/2028 (F)	341,197	334,213
RealPage, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.00%, 7.57% (A), 04/24/2028	337,043	328,280
Sophia LP
Term Loan B,
1-Month Term SOFR + 4.25%, 8.81% (A), 10/07/2027	438,067	430,674
Ultimate Software Group, Inc.
2nd Lien Term Loan,
3-Month LIBOR + 5.25%, 10.03% (A), 05/03/2027	63,678	60,772
Term Loan,
3-Month LIBOR + 3.25%, 8.03% (A), 05/04/2026	78,137	76,835
Term Loan B,
3-Month LIBOR + 3.75%, 8.58% (A), 05/04/2026	323,183	318,336
VS Buyer LLC
Term Loan B,
1-Month LIBOR + 3.00%, 9.50% (A), 02/28/2027	207,845	206,286

		7,145,819

Specialty Retail - 0.1%
Belron Finance US LLC
Term Loan B,
3-Month LIBOR + 2.50%, 7.06% (A), 04/13/2028	61,146	61,019
Term Loan B3,
3-Month LIBOR + 2.25%, 7.06% (A), 10/30/2026	149,419	149,232
Petco Health & Wellness Co., Inc.
Term Loan B,
3-Month Term SOFR + 3.25%, 7.98% (A), 03/03/2028	298,481	295,123
Storable, Inc.
Term Loan B,
1-Month Term SOFR + 3.50%, 3-Month Term SOFR + 3.50%, 8.06% - 8.29% (A), 04/17/2028	153,745	149,786

		655,160

Transamerica Funds	Page 16

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Textiles, Apparel & Luxury Goods - 0.1%
Birkenstock GmbH & Co. KG
Term Loan B,
3-Month LIBOR + 3.25%, 7.69% (A), 04/28/2028	$ 336,457	$ 335,300
Varsity Brands, Inc.
Term Loan B,
1-Month LIBOR + 3.50%, 8.07% (A), 12/15/2024	433,100	428,769

		764,069

Transportation Infrastructure - 0.0% (G)
KKR Apple Bidco LLC
2nd Lien Term Loan,
1-Month LIBOR + 5.75%, 10.32% (A), 09/21/2029	32,722	32,068
Term Loan,
1-Month LIBOR + 2.75%, 7.32% (A), 09/23/2028	195,105	194,251

		226,319

Wireless Telecommunication Services - 0.2%
Altice France SA
Term Loan B12,
3-Month LIBOR + 3.69%, 8.52% (A), 01/31/2026	752,675	722,568
CCI Buyer, Inc.
Term Loan,
3-Month Term SOFR + 4.00%, 8.58% (A), 12/17/2027	434,799	425,197
Eagle Broadband Investments LLC
Term Loan,
3-Month LIBOR + 3.00%, 7.75% (A), 11/12/2027	233,863	231,115

		1,378,880

Total Loan Assignments (Cost $55,734,529)		54,218,654

U.S. GOVERNMENT OBLIGATIONS - 29.6%
U.S. Treasury - 28.0%
U.S. Treasury Bonds
2.38%, 02/15/2042	9,700,000	7,813,805
3.25%, 05/15/2042	14,000,000	12,936,875
3.38%, 08/15/2042	19,500,000	18,363,516
U.S. Treasury Notes
0.25%, 05/15/2024 - 06/15/2024	51,000,000	48,152,422
1.38%, 10/31/2028 (E)	822,000	726,089
1.38%, 11/15/2031	3,191,000	2,683,058
1.88%, 02/15/2032	44,000	38,503
2.00%, 04/30/2024 - 05/31/2024	50,000,000	48,346,680
2.25%, 04/30/2024	25,000,000	24,269,531
2.50%, 04/30/2024 - 05/15/2024	40,000,000	38,935,156
3.88%, 12/31/2029	1,100,000	1,118,734
4.00%, 10/31/2029	260,000	265,982

		203,650,351

U.S. Treasury Inflation-Protected Securities - 1.6%
U.S. Treasury Inflation-Protected Indexed Notes
0.63%, 04/15/2023	11,985,900	11,938,378

Total U.S. Government Obligations (Cost $220,450,769)		215,588,729

	Shares	Value
COMMON STOCKS - 0.4%
Energy Equipment & Services - 0.4%
Hi-Crush, Inc. (K) (L) (N)	78	$ 3,019,536

Machinery - 0.0%
Ameriforge Group, Inc. (K) (L) (M) (N) (O)	2,679	0

Total Common Stocks (Cost $560,060)		3,019,536

PREFERRED STOCK - 0.3%
Banks - 0.3%
Customers Bancorp, Inc.,
5.38%	79,110	1,772,064

Total Preferred Stock (Cost $1,977,750)		1,772,064

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 13.8%
U.S. Treasury Bills
3.90% (P), 03/23/2023	$ 25,000,000	24,844,887
3.98% (P), 03/30/2023	25,000,000	24,821,800
4.37% (P), 03/02/2023	25,000,000	24,911,188
4.48% (P), 03/28/2023	25,000,000	24,828,030
4.59% (P), 05/04/2023	280,000	276,746
4.61% (P), 05/04/2023	100,000	98,838
4.74% (P), 05/23/2023	600,000	591,497

Total Short-Term U.S. Government Obligations (Cost $100,431,652)		100,372,986

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 13.1%
Money Market Fund - 13.1%
State Street Institutional U.S. Government Money Market Fund, 4.18% (P)	95,492,872	95,492,872

Total Short-Term Investment Company (Cost $95,492,872)		95,492,872

OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.30% (P)	4,403,500	4,403,500

Total Other Investment Company (Cost $4,403,500)		4,403,500

Total Investments (Cost $728,732,338)		714,891,601
Net Other Assets (Liabilities) - 1.9%		13,896,169

Net Assets - 100.0%		$ 728,787,770

Transamerica Funds	Page 17

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
German Euro BOBL	654	03/08/2023	$85,143,493	$83,399,867	$—	$(1,743,626)

INVESTMENT VALUATION:

Valuation Inputs (Q)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (R)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$90,613,083	$—	$90,613,083
Corporate Debt Securities	—	146,281,448	—	146,281,448
Foreign Government Obligations	—	3,128,729	—	3,128,729
Loan Assignments	—	54,218,654	0	54,218,654
U.S. Government Obligations	—	215,588,729	—	215,588,729
Common Stocks	—	—	3,019,536	3,019,536
Preferred Stock	1,772,064	—	—	1,772,064
Short-Term U.S. Government Obligations	—	100,372,986	—	100,372,986
Short-Term Investment Company	95,492,872	—	—	95,492,872
Other Investment Company	4,403,500	—	—	4,403,500

Total Investments	$101,668,436	$610,203,629	$3,019,536	$714,891,601

LIABILITIES
Other Financial Instruments
Futures Contracts (S)	$(1,743,626)	$—	$—	$(1,743,626)

Total Other Financial Instruments	$(1,743,626)	$—	$—	$(1,743,626)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of January 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the total value of 144A securities is $134,472,938, representing 18.5% of the Fund’s net assets.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2023, the total value of Regulation S securities is $21,972,166, representing 3.0% of the Fund’s net assets.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,563,128, collateralized by cash collateral of $4,403,500 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $254,163. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2023. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	All or a portion of the security represents unsettled loan commitments at January 31, 2023 where the rate will be determined at time of settlement.
(I)	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.
(J)	Security in default; no interest payments received and/or dividends declared during the last 12 months. At January 31, 2023, the value of this security is $0, representing less than 0.1% of the Fund’s net assets.

Transamerica Funds	Page 18

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(K)	Restricted securities. At January 31, 2023, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Loan Assignments	Rentpath, Inc. 2nd Lien Term Loan, TBD, 05/03/2028	04/06/2021	$103,474	$0	0.0%
Common Stocks	Hi-Crush, Inc.	10/08/2020 - 11/02/2021	473,091	3,019,536	0.4
Common Stocks	Ameriforge Group, Inc.	04/20/2016 - 05/13/2016	91,268	0	0.0

Total			$667,833	$3,019,536	0.4%

(L)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2023, the total value of securities is $3,019,536, representing 0.4% of the Fund’s net assets.
(M)	Non-income producing securities.
(N)	Securities are Level 3 of the fair value hierarchy.
(O)	Securities deemed worthless.
(P)	Rates disclosed reflect the yields at January 31, 2023.
(Q)	There were no transfers in or out of Level 3 during the period ended January 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(R)	Level 3 securities were not considered significant to the Fund.
(S)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

BOBL	Bundesobligationen (German Federal Government Securities)
LIBOR	London Interbank Offered Rate
Prime Rate	Interest rate charged by banks to their most credit worthy customers
SOFR	Secured Overnight Financing Rate
TBD	To Be Determined

Transamerica Funds	Page 19

Transamerica Unconstrained Bond

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Unconstrained Bond (the “Fund”) is a series of the Transamerica Funds.

Effective September 8, 2022, TAM has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Transamerica Funds	Page 20

Transamerica Unconstrained Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 21